PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 23.7%

Assurant CLO II Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.040%, Floor 1.040%) 2.859%, 04/20/31 144A @,•	$2,400	$2,205,737
Babson CLO Ltd., Series 2014-IA Class C (3 M ICE LIBOR + 3.450%) 5.269%, 07/20/25 144A @,•	1,500	1,337,120
Barings CLO Ltd., Series 2017-1A Class B1 (3 M ICE LIBOR + 1.700%) 3.519%, 07/18/29 144A @,•	1,500	1,367,172
Benefit Street Partners CLO VIII Ltd., Series 2015-8A Class A1AR (3 M ICE LIBOR + 1.100%, Floor 1.100%) 2.919%, 01/20/31 144A @,•	2,500	2,326,633
BlueMountain CLO Ltd., Series 2015-1A Class A1R (3 M ICE LIBOR + 1.330%) 3.179%, 04/13/27 144A @,•	669	662,877
CIFC Funding Ltd., Series 2014-2RA Class A1 (3 M ICE LIBOR + 1.050%, Floor 1.050%) 2.851%, 04/24/30 144A @,•	2,000	1,900,194
Crestline Denali CLO XVI Ltd., Series 2018-1A Class A (3 M ICE LIBOR + 1.120%, Floor 1.120%) 2.939%, 01/20/30 144A @,•	3,000	2,776,002
ECMC Group Student Loan Trust, Series 2019-1A Class A1A 2.720%, 07/25/69 144A @	2,146	2,193,724
Elm CLO Ltd., Series 2014-1A Class BRR (3 M ICE LIBOR + 1.750%) 3.586%, 01/17/29 •144A @	2,000	1,862,138
Entergy Arkansas Restoration Funding LLC, Series 2010-A Class A1 2.300%, 08/01/21	165	164,280
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M ICE LIBOR + 3.250%, Floor 3.250%) 5.125%, 01/20/33 144A @,•	1,500	1,204,487
Ford Credit Auto Owner Trust, Series 2017-A Class A4 1.920%, 04/15/22	4,462	4,467,033
Halcyon Loan Advisors Funding Ltd., Series 2015-2A Class AR (3 M ICE LIBOR + 1.080%, Floor 1.080%) 2.874%, 07/25/27 144A @,•	1,892	1,815,985
Limerock CLO III LLC, Series 2014-3A Class A1R (3 M ICE LIBOR + 1.200%) 3.019%, 10/20/26 144A @,•	704	692,744
Mariner CLO LLC, Series 2018-6A Class B
(3 M ICE LIBOR + 1.680%) 3.475%, 07/28/31 144A @,•	2,000	1,788,912
Navient Private Education Loan Trust (1 M ICE LIBOR + 1.700%, Floor 1.700%) 2.405%, 11/15/30, Series 2015-AA Class A3 144A @,•	1,500	1,474,557

	Par (000)	Value†
(1 M ICE LIBOR + 1.600%) 2.305%, 10/15/31, Series 2014-AA Class A3 144A @,•	$1,499	$1,430,706
NZCG Funding Ltd., Series 2015-1A Class A2R (3 M ICE LIBOR + 1.550%, Floor 1.550%) 3.197%, 02/26/31 •144A @	3,350	3,042,738
Ocean Trails CLO V, Series 2014-5A Class ARR (3 M ICE LIBOR + 1.280%, Floor 1.280%) 3.128%, 10/13/31 144A @,•	2,000	1,824,124
Octagon Investment Partners XIX Ltd., Series 2014-1A Class CR (3 M ICE LIBOR + 2.100%) 3.931%, 04/15/26 144A @,•	2,500	2,391,402
Recette CLO Ltd., Series 2015-1A Class DR (3 M ICE LIBOR + 2.750%) 4.569%, 10/20/27 144A @,•	2,000	1,671,950
SLM Student Loan Trust, Series 2014-2 Class A3 (1 M ICE LIBOR + 0.590%, Floor 0.590%) 1.537%, 03/25/55 •	3,641	3,435,701
SMB Private Education Loan Trust, Series 2015-C Class A3 (1 M ICE LIBOR + 1.950%) 2.655%, 08/16/32 •144A @	2,405	2,384,900
Sound Point CLO V-R Ltd., Series 2014-1RA Class B (3 M ICE LIBOR + 1.750%, Floor 1.750%) 3.569%, 07/18/31 144A @,•	2,000	1,693,426
Toyota Auto Receivables Owner Trust, Series 2018-D Class A3 3.180%, 03/15/23	2,000	2,034,301
TRESTLES CLO Ltd., Series 2017-1A Class A1A (3 M ICE LIBOR + 1.290%) 3.084%, 07/25/29 144A @,•	1,250	1,189,554
Verizon Owner Trust144A @
2.220%, 12/20/21, Series 2017-2A Class B	2,000	1,995,837
2.380%, 04/20/22, Series 2017-3A Class B	1,000	976,277
TOTAL ASSET BACKED SECURITIES (Cost $55,612,640)		52,310,511

COMMERCIAL MORTGAGE BACKED SECURITIES — 11.1%

BX Commercial Mortgage Trust, Series 2019-XL Class B (1 M ICE LIBOR + 1.080%, Floor 1.080%) 1.785%, 10/15/36 144A @,•	1,433	1,343,409
Citigroup Commercial Mortgage Trust, Series 2018-TBR Class D (1 M ICE LIBOR + 1.800%, Floor 1.800%) 2.505%, 12/15/36 144A @,•	1,000	661,155
FHLMC Multifamily Structured Pass-Through Certificates
1.592%, 03/25/22, Series K019 Class X1 •	25,644	672,512
2.396%, 06/25/22, Series K021 Class A2	3,000	3,065,925
3.065%, 08/25/25, Series KC02 Class X3 •	14,500	1,959,267

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
COMMERCIAL MORTGAGE BACKED SECURITIES — (continued)

FREMF Mortgage Trust144A @,•
5.625%, 04/25/20, Series 2010-K7 Class B •	$244	$243,667
3.492%, 04/25/46, Series 2013-K713 Class B •	326	325,032
3.910%, 01/25/47, Series 2014-K714 Class B •	1,500	1,500,210
5.181%, 02/25/47, Series 2011-K14 Class B •	1,050	1,049,917
3.952%, 08/25/47, Series 2014-K716 Class B •	2,550	2,546,212
3.630%, 11/25/47, Series 2014-K717 Class C •	1,500	1,492,901
4.418%, 12/25/48, Series 2011-K11 Class B •	1,500	1,500,126
GS Mortgage Securities Corp. Trust, Series 2018-HULA Class B (1 M ICE LIBOR + 1.250%, Floor 1.250%) 1.955%, 07/15/25 144A @,•	1,973	1,515,609
GS Mortgage Securities Trust
4.592%, 08/10/43, Series 2010-C1 Class A2 144A @	832	834,675
5.148%, 08/10/43, Series 2010-C1 Class B 144A @	2,000	2,020,939
Hawaii Hotel Trust, Series 2019-MAUI Class C (1 M ICE LIBOR + 1.650%, Floor 1.650%) 2.355%, 05/15/38 •144A @	1,500	1,106,052
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH Class C (1 M ICE LIBOR + 1.360%, Floor 1.410%) 2.065%, 06/15/35 144A @,•	2,000	1,702,582
WFRBS Commercial Mortgage Trust, Series 2012-C7 Class XA 1.336%, 06/15/45 144A @,•	47,259	977,866

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $27,582,432)		24,518,056

CORPORATE BONDS — 54.0%

Advertising — 0.7%
The Interpublic Group of Cos., Inc. 3.500%, 10/01/20	1,500	1,477,219

Agriculture — 1.1%
Altria Group Inc. 3.490%, 02/14/22	1,500	1,534,486
Cargill, Inc. 3.050%, 04/19/21 144A @	1,000	1,007,705

		2,542,191

Airlines — 3.4%
Air Canada Pass Through Trust, Series 2013-1 Class B 5.375%, 11/15/22 144A @	853	864,475
American Airlines Pass Through Trust, Series 2013-2 Class B 5.600%, 01/15/22 144A @	999	991,961

	Par (000)	Value†
Airlines — (continued)
British Airways 2013-1 Class B Pass Through Trust, Series 2013-1 Class B 5.625%, 12/20/21 144A @	$151	$150,006
Continental Airlines Pass Through Trust
6.250%, 10/11/21, Series 2012-1 Class B	870	869,514
7.707%, 10/02/22, Series 2000-2 Class A-1	123	124,024
Delta Air Lines Pass Through Trust, Series 2007-1 Class B 8.021%, 02/10/24	667	683,151
Delta Air Lines, Inc. 3.400%, 04/19/21	1,000	910,526
U.S. Airways Pass Through Trust, Series 2012-2 Class B 6.750%, 12/03/22	2,186	2,116,242
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	867	793,812

		7,503,711

Auto Manufacturers — 1.0%
American Honda Finance Corp. (3 M ICE LIBOR + 0.370%) 2.104%, 05/10/23 •	1,500	1,383,330
General Motors Financial Co., Inc. (3 M ICE LIBOR + 0.850%) 2.728%, 04/09/21 •	1,000	900,266

		2,283,596

Banks — 5.3%
Bank of Montreal 3.100%, 07/13/20	1,500	1,503,844
Bank of Nova Scotia 3.125%, 04/20/21	1,500	1,515,792
Central Fidelity Capital Trust I (3 M ICE LIBOR + 1.000%) 2.831%, 04/15/27 •	1,750	1,470,000
CIT Group, Inc. 4.125%, 03/09/21	1,000	985,000
Citibank NA 3.400%, 07/23/21	1,500	1,530,743
JPMorgan Chase & Co. (3 M ICE LIBOR + 3.470%) 5.240% µ,•	1,022	912,401
Mitsubishi UFJ Financial Group, Inc. 3.535%, 07/26/21	1,500	1,512,942
PNC Capital Trust C (3 M ICE LIBOR + 0.570%) 2.150%, 06/01/28 •	1,000	802,022
Wells Fargo Bank NA (3 M ICE LIBOR + 0.490%) 3.325%, 07/23/21 •	1,500	1,502,508

		11,735,252

Beverages — 1.6%
Constellation Brands, Inc. 2.250%, 11/06/20	2,000	1,988,772

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Beverages — (continued)
Keurig Dr Pepper, Inc. 3.551%, 05/25/21	$1,500	$1,517,595

		3,506,367

Building Materials — 0.7%
Vulcan Materials Co. (3 M ICE LIBOR + 0.650%) 2.230%, 03/01/21 •	1,500	1,442,847

Chemicals — 0.7%
International Flavors & Fragrances, Inc. 3.400%, 09/25/20	500	502,244
WR Grace & Co. 5.125%, 10/01/21 144A @	1,000	1,010,000

		1,512,244

Commercial Services — 1.0%
Service Corp International 8.000%, 11/15/21	2,100	2,163,000

Computers — 1.1%
Hewlett Packard Enterprise Co. (3 M ICE LIBOR + 0.680%) 1.464%, 03/12/21 •	1,500	1,451,375
IBM Credit LLC 3.450%, 11/30/20	1,000	1,011,364

		2,462,739

Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC 4.450%, 12/16/21	1,000	919,603
BOC Aviation Ltd. (3 M ICE LIBOR + 1.050%) 2.813%, 05/02/21 144A @,•	2,000	2,002,120
GE Capital International Funding Co. 2.342%, 11/15/20	2,000	1,966,371
Park Aerospace Holdings Ltd. 3.625%, 03/15/21 144A @	1,000	947,637
USAA Capital Corp. 3.000%, 07/01/20 144A @	2,000	2,000,501

		7,836,232

Electric — 4.0%
CenterPoint Energy, Inc. 3.600%, 11/01/21	1,000	997,941
Edison International 3.125%, 11/15/22	1,000	981,465
Georgia Power Co. 2.100%, 07/30/23	1,900	1,853,092
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	1,500	1,523,966
NRG Energy, Inc. 7.250%, 05/15/26	1,600	1,676,000
San Diego Gas & Electric Co. 1.914%, 02/01/22	459	460,567

	Par (000)	Value†
Electric — (continued)
Sempra Energy (3 M ICE LIBOR + 0.500%) 2.331%, 01/15/21 •	$1,500	$1,420,845

		8,913,876

Electronics — 0.6%
Honeywell International, Inc. (3 M ICE LIBOR + 0.370%) 2.104%, 08/08/22 •	1,500	1,437,195

Food — 1.7%
Albertsons Cos, Inc. 3.500%, 02/15/23 144A @	1,300	1,279,850
General Mills, Inc. 3.200%, 04/16/21	1,000	997,686
Kraft Heinz Foods Co. 4.000%, 06/15/23	1,500	1,515,684

		3,793,220

Healthcare Products — 2.9%
Becton Dickinson and Co. 2.404%, 06/05/20	2,000	1,993,775
Thermo Fisher Scientific Inc. 4.133%, 03/25/25	2,250	2,408,070
Zimmer Biomet Holdings, Inc. (3 M ICE LIBOR + 0.750%) 1.802%, 03/19/21 •	2,000	1,975,893

		6,377,738

Healthcare Services — 1.4%
Humana, Inc. 2.500%, 12/15/20	1,000	995,520
UnitedHealth Group, Inc. 3.150%, 06/15/21	2,000	2,027,853

		3,023,373

Home Builders — 2.0%
DR Horton, Inc. 2.550%, 12/01/20	2,000	1,972,165
Lennar Corp. 4.125%, 01/15/22	1,500	1,488,750
Lennar Corp. 2.950%, 11/29/20	1,000	975,000

		4,435,915

Leisure Time — 0.6%
Royal Caribbean Cruises Ltd. 2.650%, 11/28/20	1,500	1,350,815

Lodging — 2.1%
Marriott International, Inc.
(3 M ICE LIBOR + 0.600%) 2.180%, 12/01/20 •	2,000	1,871,581
(3 M ICE LIBOR + 0.650%) 1.649%, 03/08/21 •	1,500	1,282,239
MGM Resorts International 6.000%, 03/15/23	1,500	1,447,500

		4,601,320

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Machinery - Diversified — 2.7%
ABB Finance USA, Inc. 2.800%, 04/03/20	$1,500	$1,500,005
Caterpillar Financial Services Corp. 3.150%, 09/07/21	1,500	1,527,505
John Deere Capital Corp. (3 M ICE LIBOR + 0.240%) 1.024%, 03/12/21 •	2,000	1,942,221
Westinghouse Air Brake Technologies Corp. (3 M ICE LIBOR + 1.300%) 2.041%, 09/15/21 •	1,000	970,672

		5,940,403

Media — 1.4%
Charter Communications Operating LLC 4.464%, 07/23/22	1,500	1,555,872
Fox Corp. 3.666%, 01/25/22 144A @	1,500	1,532,266

		3,088,138

Miscellaneous Manufacturing — 0.7%
Ingersoll-Rand Global Holding Co., Ltd. 2.900%, 02/21/21	1,500	1,487,175

Oil & Gas — 2.8%
EOG Resources, Inc. 2.450%, 04/01/20	2,000	2,000,000
Occidental Petroleum Corp. (3 M ICE LIBOR + 1.450%) 3.142%, 08/15/22 •	2,250	1,507,852
Phillips 66 (3 M ICE LIBOR + 0.600%) 2.247%, 02/26/21 •	2,000	1,870,864
Transocean, Inc. 8.375%, 12/15/21	1,500	870,090

		6,248,806

Pharmaceuticals — 5.3%
AbbVie, Inc. 2.300%, 11/21/22 144A @	1,500	1,501,175
Bayer US Finance II LLC 3.500%, 06/25/21 144A @	2,000	2,003,866
Bristol-Myers Squibb Co.
2.875%, 02/19/21 144A @	1,500	1,529,461
2.600%, 05/16/22 144A @	1,000	1,021,651
Cigna Corp. 3.200%, 09/17/20	2,500	2,503,666
Elanco Animal Health, Inc. 5.022%, 08/28/23	1,645	1,664,052
Zoetis, Inc. 3.250%, 08/20/21	1,500	1,518,269

		11,742,140

Pipelines — 0.9%
MPLX LP (3 M ICE LIBOR + 0.900%) 1.899%, 09/09/21 •	2,000	1,889,870

	Par (000)	Value†
Retail — 1.3%
Family Dollar Stores, Inc. 5.000%, 02/01/21	$1,500	$1,487,913
Penske Automotive Group, Inc. 3.750%, 08/15/20	1,500	1,458,750

		2,946,663

Semiconductors — 0.9%
Broadcom, Inc. 3.125%, 04/15/21 144A @	2,000	1,978,221

Software — 1.4%
Activision Blizzard, Inc. 2.300%, 09/15/21	1,000	1,007,073
VMware, Inc. 2.300%, 08/21/20	2,000	1,978,685

		2,985,758

Telecommunications — 1.1%
Sprint Corp. 7.875%, 09/15/23	1,500	1,646,370
Sprint Spectrum Co., LLC 3.360%, 03/20/23 144A @	750	746,250

		2,392,620

TOTAL CORPORATE BONDS (Cost $123,204,822)		119,098,644

MUNICIPAL BONDS — 1.6%

Los Angeles Department of Water & Power, Power System Revenue, Build America Bonds, Series A 6.166%, 07/01/40	2,000	2,016,840
New York City, New York, Build America Bonds Fiscal 2010 Subordinate Series H-1 6.246%, 06/01/35	1,510	1,512,582
TOTAL MUNICIPAL BONDS (Cost $3,538,525)		3,529,422

RESIDENTIAL MORTGAGE BACKED SECURITIES — 5.4%

Collateralized Mortgage Obligations — 2.9%
CSMC Trust, Series 2018-J1 Class A26 3.500%, 02/25/48 144A @,•	6,484	6,473,884

Fannie Mae Pool — 0.0%
4.000%, 06/01/20	1	1,041

Freddie Mac REMIC — 1.8%
4.500%, 02/15/49, Series 4895 Class C	3,697	3,844,472

Government National Mortgage Association — 0.7%
4.000%, 03/20/44 Series 2018-112 Class BD	1,605	1,621,780

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)

TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $11,922,779)		$11,941,177

U.S TREASURY OBLIGATION — 1.9%

U.S. Treasury Bill 1.375%, 01/31/21 (Cost $3,984,172)	4,000	4,043,750

	Number of Shares
SHORT-TERM INVESTMENTS — 2.6%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $5,713,592)	5,713,592	5,713,592

TOTAL INVESTMENTS — 100.3% (Cost $231,558,962)		221,155,152
Other Assets & Liabilities — (0.3)%		(622,284)

TOTAL NET ASSETS — 100.0%		$220,532,868

µ	Perpetual security with no stated maturity date.
†	See Security Valuation Note in the most recent semi-annual or annual report.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $88,070,577, which represents 39.9% of the Fund’s net assets.

•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

CLO — Collateralized Loan Obligation.

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

LP — Limited Partnership.

M — Month

NA — National Association.

REMICS — Real Estate Mortgage Investment Conduits.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

LIMITED MATURITY BOND FUND

Country Weightings as of 03/31/2020 ††

United States	80%
Cayman Islands	15
Canada	2
Ireland	1
Japan	1
Singapore	1

Total	100%

††	% of total investments as of March 31, 2020.

Futures Contracts:

Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Buy/Long	US Treasury 2 year Note	06/30/2020	183	2,000	$110	$40,330,055	$620,160	$—
Buy/Long	US Treasury 5 year Note	06/30/2020	143	1,000	125	17,926,391	586,264	—
Buy/Long	US Treasury 10 year Note	06/19/2020	140	1,000	139	19,416,250	858,325	—
Buy/Long	US Treasury 10 year Ultra Bond	06/19/2020	20	1,000	156	3,120,625	176,524	—

							$2,241,273	$—